UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

WADDELL & REED INVESTED PORTFOLIOS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 to June 30, 2010

WADDELL & REED INVESTED BALANCED PORTFOLIO

Proxy Voting Record

There was no proxy voting for Waddell & Reed InvestEd Balanced Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED INVESTED CONSERVATIVE PORTFOLIO

Proxy Voting Record

There was no proxy voting for Waddell & Reed InvestEd Conservative Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED INVESTED GROWTH PORTFOLIO

Proxy Voting Record

There was no proxy voting for Waddell & Reed InvestEd Growth Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED INVESTED PORTFOLIOS

(Registrant)

By:	/s/ Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 30, 2010

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 30, 2010